Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The following description of The AMETEK Retirement and Savings Plan (the “Plan”) provides only summarized information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions, copies of which may be obtained from AMETEK, Inc. (“AMETEK,” the “Company” or the “Plan Sponsor”).
The Plan is a 401(k) profit-sharing defined contribution savings plan. It provides eligible employees of AMETEK and certain of its business units with an opportunity to invest a portion of their compensation, as defined by the Plan, in one or more investment options.
Trustee and Recordkeeper
Voya Institutional Trust Company (“Trustee”) was the Plan Trustee and a party-in-interest to the Plan until December 31, 2024. Voya Institutional Plan Services, LLC was the recordkeeper and a party-in-interest to the Plan until December 31, 2024.
Effective January 1, 2025, Fidelity Management Trust Company ("Fidelity") is the Plan Trustee and a party-in-interest to the Plan. Fidelity Workplace Services LLC is the recordkeeper and a party-in-interest to the Plan.
Participant Eligibility
An employee, who is not specifically an ineligible employee as defined by the Plan, shall become a participant in the Plan upon his or her date of hire and on or after the date on which the participant first attains age 18.
Plan Mergers
During 2025, the following net assets were transferred into the Plan (in thousands):

Receipt Date	401(k) Savings Plan
February 13, 2025	MW Life Sciences (Paragon)	$98,910
March 13, 2025	MW Life Sciences (Paragon)	17
December 29, 2025	Rauland-Borg Corporation	54,951
		$153,878
During 2024, the following net assets were transferred into the Plan (in thousands):

Receipt Date	401(k) Savings Plan
March 20, 2024	Special Optics, Inc.	$3,178
April 1, 2024	Amplifier Research	19,141
December 31, 2024	Superior Tube Company, Inc.*	8,566
		$30,885
* The Board of Directors of Superior Tube Company, Inc. approved an amendment to merge the Superior Tube Company, Inc. Union 401(k) Plan ("Superior Plan"), effective December 31, 2024, with and into the Plan. As of the merger date, the Plan assumed all of the assets of the Superior Plan. On January 3, 2025, Superior Plan participants' account balances were transferred to the Plan.

Contributions
Each year, participants have an opportunity to invest, on a pre-tax basis, up to 75% of their annual compensation, as defined by the Plan, in multiples of one percent. Prior to January 1, 2025, certain highly compensated participants were subject to a 10% limitation. Participants age 50 and over have an opportunity to invest catch-up contributions up to 75% of their compensation. Participants may also contribute amounts representing rollovers from other qualified plans. Participants direct their elective contributions into various investment options offered by the Plan and can change their investment options on a daily basis.
The Plan: (1) allows eligible employees to designate all or a portion of their pre-tax contribution as a Roth contribution, (2) allows eligible employees to make contributions to the Plan on an after-tax basis (Prior to January 1, 2025, contributions were limited to 10% of eligible compensation for highly compensated employees), and (3) accepts direct (but not indirect) rollovers of Roth and after-tax contributions. Roth contributions are eligible for catch-up contributions and matching contributions, and in general, are treated like pre-tax contributions under the Plan for purposes of investment allocations, loan disbursements and withdrawals. Pre-tax contributions and Roth contributions are aggregated for purposes of the dollar limit on deferrals and catch-up contributions under the Internal Revenue Code. After-tax contributions are not eligible for catch-up or matching contributions. After-tax contributions are treated as a separate source under the Plan for purposes of investment allocations, loan disbursements and withdrawals, as defined by the Plan.
Participants are automatically enrolled in the Plan at a rate of 3% of their compensation unless the participant opts out of automatic enrollment or until the participant changes their elections. The Vanguard Target Retirement Funds are the qualified default investment alternatives. The Plan provides for automatic deferral increases by 1% of compensation each January up to a maximum of 10% for participants eligible on, or after January 1, 2021. Participants automatically enrolled in the Plan may revoke their participation of automatic increases, elect a different annual automatic increase percentage and have the increase begin in a month other than January. Participants who are not automatically enrolled in the Plan are also permitted to elect automatic deferral increases.
Effective January 1, 2025 the Plan provides for a Safe Harbor Company matching contributions equal to 100% of the first 4% of compensation contributed by each eligible non-union participant and certain union participants. Also, the Plan provides for Company contributions to certain eligible union participants, which vary by location and range from 50% to 100% of the amount contributed by each participant, up to a maximum percentage ranging from 1% to 6% of the participants’ compensation. Matching Company contributions are credited to participants’ accounts at the same time their contributed amounts are invested and are allocated in the same manner as that of their elections. A year-end Safe Harbor true-up match is calculated by the Company and credited to participants' accounts. The Company may make its matching contribution payment to the Plan at any time prior to the due date prescribed by law for filing the Company’s federal income tax return for that Plan year.
Prior to January 1, 2025, the Plan provided for Company contributions equal to 33 1/3% of the first 6% of compensation contributed by each eligible participant, up to a maximum annual Company contribution of $1,200 per participant. Also, the Plan provided for Company contributions to eligible participants, which varied by location and range from 50% to 100% of the amount contributed by each participant, up to a maximum percentage ranging from 1% to 8% of the participants’ compensation as determined by the Board of Directors for each business unit. Matching Company contributions were credited to participants’ accounts at the same time their contributed amounts were invested and were allocated in the same manner as that of their elections.
The Plan allows discretionary employer contributions as determined by the Board of Directors which may be subject to hours of service and/or other employment conditions. There were discretionary employer contributions of $8.2 million in 2025 and none in 2024.
The Plan has a retirement feature for certain eligible union employees of AMETEK. The Company makes contributions to the Plan on behalf of such employees equal to a specified percentage of their compensation earned based upon participants’ age and years of service, up to predetermined limits. Investment programs and transfer and exchange privileges available under the retirement feature are the same as for the savings feature under the Plan.
Forfeited Company contributions are used to reduce future Company contributions or to pay Plan administrative expenses. During 2025 and 2024, the Plan used forfeited Company contributions of $1,653,380 and $1,553,974, respectively. As of December 31, 2025 and 2024, the balance in the forfeitures account totaled $229,219 and $87,469, respectively.
All contributions are subject to certain limitation of the Internal Revenue Code.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions, (b) Plan net earnings, and (c) administrative expenses. Allocations of Plan net earnings are based on participant earnings or losses of respective elected investment options and/or account balances, as defined. The benefit to which a participant is entitled is the balance in the participant’s vested account.
Vesting
Participants are fully vested at all times in participant contributions and Company matching contributions and related earnings. Company retirement feature contributions and related earnings, Company incentive retirement feature contributions and related earnings, and Company discretionary contributions and related earnings are fully vested after three years of service.
Participant Loans
Participants may borrow a minimum of $1,000 or up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Participants may have up to two loans outstanding at any time, although only one loan may be for a primary residence, the sum of which may not exceed the maximum allowable under the Plan. Loan origination fees are paid by participants. Repayment terms of the loans are generally limited to no longer than 60 months from inception or for a reasonable period of time in excess of 60 months up to 10 years for the purchase of a principal residence, as fixed by the Plan. The loans are secured by the balance in the participant’s account and bear interest at rates determined as 1% over the prime rate. Principal and interest are paid ratably through payroll deductions or in certain circumstances can be paid directly by participants.

Master Trust
Prior to January 1, 2025, The AMETEK, Inc. Master Trust held the assets of the AMETEK Stock Fund. Effective January 1, 2025, in connection with the transition to Fidelity as recordkeeper and trustee, all assets were transferred out of the Master Trust, and the trust was terminated. Despite the termination of the Master Trust, the AMETEK Stock Fund remains within the Plan and is reported in "Investments, at fair value" on the accompanying Statements of Net Assets Available for Benefits as of December 31, 2025.
The AMETEK Stock Fund consists primarily of AMETEK common stock and a small portion is invested in short-term securities or cash to help accommodate daily transactions. The AMETEK Stock Fund, short-term securities, and cash are considered level 1 investments within the fair value hierarchy.
The Plan limits the amount a participant can invest in the AMETEK Stock Fund to encourage diversification of participants’ accounts. Each payroll period, for other investment fund transfers and for other qualified plan rollover contributions, a participant can direct up to a maximum of 25% of their contributions in the AMETEK Stock Fund. The Plan has implemented a dividend pass through election for its participants. During 2025 and 2024, the Plan received $948,913 and $994,567, respectively, in common stock dividends for AMETEK common stock.
Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Savings and Investment Committee directs the Trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.
As of December 31, 2024, the assets of the Master Trust and the Plan’s interest in the Master Trust was as follows:

	Master Trust Balances	Plan’s Interest in Master Trust Balances
AMETEK Stock Fund	$151,220,244	$151,220,244
State Street Government Short Term Investment Fund	1,473,072	1,473,072
Total assets	$152,693,316	$152,693,316
Changes in the assets held by the Master Trust were as follows:

	Year Ended December 31,
	2025	2024
Net appreciation (depreciation) in fair value of investment	$—	$13,919,810
Interest and dividend income	—	1,067,614
Transfers in	—	12,439,409
Transfers out	—	(29,391,795)
Investments transferred out of the Master Trust	(152,693,316)	—
Decrease in assets	(152,693,316)	(1,964,962)
Assets at beginning of year	152,693,316	154,658,278
Assets at end of year	$—	$152,693,316
Payment of Benefits
On termination of service, death, disability or retirement, a participant may receive a lump-sum amount equal to his or her vested account. Participants who terminate may elect to receive installment payments up to a 15-year period but subject to certain restrictions based on life expectancy. When a participant attains age 59 1⁄2 while still an employee, he or she can elect to withdraw a specified portion of his or her vested account balance without incurring an income tax penalty. If a participant’s vested benefit derived from employer and employee contributions is less than $7,000 but more than $1,000, and the participant does not make an affirmative election otherwise, the administrator will roll over the balance into an individual retirement account. If a participant’s vested balance is $1,000 or less, and the participant does not make an affirmative election otherwise, they will receive a lump sum distribution in the form of a cash payment. Also, in certain cases of financial hardship, a participant may elect to withdraw up to a specified portion of his or her vested account balance, regardless of age. Benefits are recorded when paid.
Pursuant to the Setting Every Community Up for Retirement Enhancement ("SECURE") Act 2.0, enacted in January 2023, as amended in the Plan, the required minimum distribution age was increased to 73 years of age. In addition, the Plan modified certain minimum distribution provisions and timing for designated beneficiaries in accordance with the SECURE Act provisions.
Administrative Expenses
Except for certain loan fees, the expenses of administering the Plan are payable from the Plan’s assets, unless the Company elects to pay such expenses. The Company has elected to have certain expenses of administering the Plan paid by the Company.
Plan Termination
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). While the Company has not expressed any intent to terminate the Plan, it is free to do so at any time subject to the provisions of ERISA and applicable labor agreements. In the event of Plan termination, each participant’s account would become fully vested and each participant will receive the value of his or her separate vested account.